Inventory (Details) - Schedule of inventory - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Schedule of inventory [Abstract]
Raw Materials	$ 16,904
Packaging	20,342	2,907
Finished goods	399,735	103,496
Total	$ 436,981	$ 106,403